Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment
Schedule of property, plant and equipment

				Furniture
				and
				fixtures,
				other
			Plant	equipment
		Leasehold	and	and motor	Construction
	Buildings	improvements	equipment	vehicles	in progress	Total
	(in US$’000)
Cost
As at January 1, 2018	2,372	9,057	2,568	15,154	2,558	31,709
Additions	—	920	48	1,424	4,110	6,502
Disposals	—	(130)	(2)	(223)	—	(355)
Transfers	—	4,253	742	945	(5,940)	—
Exchange differences	(100)	(416)	(138)	(657)	(103)	(1,414)
As at December 31, 2018	2,272	13,684	3,218	16,643	625	36,442
Accumulated depreciation
As at January 1, 2018	1,141	5,296	499	10,553	—	17,489
Depreciation	120	1,323	316	1,727	—	3,486
Disposals	—	(117)	(2)	(203)	—	(322)
Transfers	127	—	—	(127)	—	—
Exchange differences	(58)	(258)	(31)	(480)	—	(827)
As at December 31, 2018	1,330	6,244	782	11,470	—	19,826
Net book value
As at December 31, 2018	942	7,440	2,436	5,173	625	16,616

				Furniture
				and
				fixtures,
				other
			Plant	equipment
		Leasehold	and	and motor	Construction
	Buildings	improvements	equipment	vehicles	in progress	Total
	(in US$’000)
Cost
As at January 1, 2017	2,232	6,296	86	13,976	1,760	24,350
Additions	—	301	155	1,374	4,243	6,073
Disposals	—	—	—	(394)	—	(394)
Transfers	—	2,050	2,321	(722)	(3,649)	—
Exchange differences	140	410	6	920	204	1,680
As at December 31, 2017	2,372	9,057	2,568	15,154	2,558	31,709
Accumulated depreciation
As at January 1, 2017	971	4,249	71	9,105	—	14,396
Depreciation	105	763	169	1,441	—	2,478
Disposals	—	—	—	(337)	—	(337)
Transfers	—	—	255	(255)	—	—
Exchange differences	65	284	4	599	—	952
As at December 31, 2017	1,141	5,296	499	10,553	—	17,489
Net book value
As at December 31, 2017	1,231	3,761	2,069	4,601	2,558	14,220